Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Siren ETF Trust
Entity Central Index Key	0001796383
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
SIREN DIVCON LEADERS DIVIDEND ETF
Shareholder Report [Line Items]
Fund Name	SIREN DIVCON LEADERS DIVIDEND ETF
Class Name	SIREN DIVCON LEADERS DIVIDEND ETF
Trading Symbol	LEAD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SIREN DIVCON LEADERS DIVIDEND ETF for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/. You can also request this information by contacting us at 1-866-829-5457.
Additional Information Phone Number	1-866-829-5457
Additional Information Website	https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SIREN DIVCON LEADERS DIVIDEND ETF	$31	0.57%
[1]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%
Net Assets	$ 62,853,699
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 124,392
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$62,853,699
Number of Holdings	59
Total Advisory Fee	$124,392
Portfolio Turnover	0%
30-Day SEC Yield	0.38%
30-Day SEC Yield Unsubsidized	0.38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as a % of Net Asset as of  September 30, 2025)

Top 10 Issuers	(%)
Broadcom, Inc.	6.6%
NVIDIA Corp.	5.2%
Costco Wholesale Corp.	4.2%
Quanta Services, Inc.	4.2%
KLA Corp.	3.5%
Garmin Ltd.	2.9%
Monolithic Power Systems, Inc.	2.8%
Cintas Corp.	2.6%
Mastercard, Inc.	2.5%
Hubbell, Inc.	2.5%
Sector Breakdown (%)

Updated Prospectus Web Address	https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/
SIREN DIVCON DIVIDEND DEFENDER ETF
Shareholder Report [Line Items]
Fund Name	SIREN DIVCON DIVIDEND DEFENDER ETF
Class Name	SIREN DIVCON DIVIDEND DEFENDER ETF
Trading Symbol	DFND
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SIREN DIVCON DIVIDEND DEFENDER ETF for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/. You can also request this information by contacting us at 1-866-829-5457.
Additional Information Phone Number	1-866-829-5457
Additional Information Website	https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SIREN DIVCON DIVIDEND DEFENDER ETF	$95	1.85%
[2]
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.85%
Net Assets	$ 9,964,446
Holdings Count | $ / shares	77
Advisory Fees Paid, Amount	$ 41,069
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$9,964,446
Number of Holdings	77
Total Advisory Fee	$41,069
Portfolio Turnover	0%
30-Day SEC Yield	-0.48%
30-Day SEC Yield Unsubsidized	-0.48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 5 Long Issuers (% of Net Assets)
First American Government Obligations Fund	4.1%
KLA Corp.	3.5%
NVIDIA Corp.	3.2%
Quanta Services Inc.	3.0%
Microsoft Corp.	2.8%
Top 5 Short Issuers (% of Net Assets)
Occidental Petroleum Corp.	(2.9)%
Invesco Ltd.	(2.7)%
International Paper Co.	(2.3)%
Freeport-McMoRan Inc.	(2.3)%
Exelon Corp.	(2.3)%
Sector Breakdown (%)

Top Sectors	Long (%)	Short (%)
Financials	20.9	(4.1)
Industrials	20.0	(0.8)
Technology	18.5	0
Health Care	10.2	0
Materials	4.6	(6.4)
Consumer Staples	4.3	(1.3)
Consumer Discretionary	3.7	(2.1)
Real Estate	2.1	0
Energy	1.8	(4.9)
Communications	0.7	(2.3)
Utilities	0	(4.3)
Cash & Other	13.2	0

Updated Prospectus Web Address	https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/
SIREN NASDAQ NEXGEN ECONOMY ETF
Shareholder Report [Line Items]
Fund Name	SIREN NASDAQ NEXGEN ECONOMY ETF
Class Name	SIREN NASDAQ NEXGEN ECONOMY ETF
Trading Symbol	BLCN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SIREN NASDAQ NEXGEN ECONOMY ETF for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/. You can also request this information by contacting us at 1-866-829-5457.
Additional Information Phone Number	1-866-829-5457
Additional Information Website	https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SIREN NASDAQ NEXGEN ECONOMY ETF	$51	0.82%
[3]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.82%
Net Assets	$ 45,476,475
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 158,124
Investment Company Portfolio Turnover	383.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$45,476,475
Number of Holdings	53
Total Advisory Fee	$158,124
Portfolio Turnover	383%
30-Day SEC Yield	-0.24%
30-Day SEC Yield Unsubsidized	-0.24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as a % of Net Asset as of  September 30, 2025)

Top 10 Issuers	(%)
Coinbase Global, Inc.	2.8%
Strategy, Inc.	2.7%
MARA Holdings, Inc.	2.6%
GMO Internet, Inc.	2.4%
Digital Garage, Inc.	2.4%
Riot Platforms, Inc.	2.4%
Accenture PLC	2.3%
International Business Machines Corp.	2.3%
Fujitsu Ltd.	2.3%
Circle Internet Group, Inc.	2.3%
Sector Breakdown (%)

Updated Prospectus Web Address	https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized